REVENUE AND SEGMENT INFORMATION - Information about operating segments assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Assets
Assets	$ 29,869,990	¥ 194,901,684	¥ 203,137,491
Deferred tax assets	227,009	1,481,235	1,522,729
Prepaid income tax		116,574	93,093
Liabilities
Liabilities	18,962,447	123,729,968	132,380,025
Deferred tax liabilities	220,243	1,437,087	1,712,739
Income tax payable	$ 45,832	299,053	252,454
Other elimination
Assets
Elimination of inter-segment receivables		(360,498)	(106,985)
Operating segment
Assets
Assets		254,246,772	259,780,250
Liabilities
Liabilities		182,576,225	188,566,428
Operating segment | Alumina
Assets
Assets		87,409,820	90,584,165
Liabilities
Liabilities		48,883,452	47,247,335
Operating segment | Primary aluminum
Assets
Assets		62,050,175	63,155,573
Liabilities
Liabilities		39,204,713	38,588,473
Operating segment | Energy
Assets
Assets		39,671,083	38,886,172
Liabilities
Liabilities		26,197,235	26,582,436
Operating segment | Trading
Assets
Assets		20,520,759	17,496,224
Liabilities
Liabilities		12,815,610	9,376,820
Operating segment | Corporate and other operating segments
Assets
Assets		44,594,935	49,658,116
Liabilities
Liabilities		55,475,215	66,771,364
Inter-segment elimination
Assets
Elimination of inter-segment receivables		(60,582,399)	(58,151,596)
Liabilities
Elimination of inter-segment payables		(60,582,397)	(58,151,596)
Corporate and other unallocated assets
Assets
Deferred tax assets		1,481,235	1,522,729
Prepaid income tax		116,574	93,093
Liabilities
Deferred tax liabilities		1,437,087	1,712,739
Income tax payable		¥ 299,053	¥ 252,454